Trade Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Trade And Other Payables [Abstract]
Trade Payables and Accrued Liabilities
11.	TRADE PAYABLES AND ACCRUED LIABILITIES

Years ended December 31,
	2017	2016
Trade payables	$17,699	$10,609
Income taxes payable	1,251	2,800
Accrued liabilities	4,121	2,053
Vendor loan	1,725	1,725
	$24,796	$17,187